Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,616,000
Previously Paid Amount	0.00
Total Fee Amount	361.27
Total Offset Amount	0.00
Net Fee	361.27
Narrative - Max Aggregate Offering Price	$ 2,616,000
Final Prospectus	true